Capital Stock - Summary of Common Stock Outstanding (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2017		Mar. 26, 2016		Mar. 28, 2015
Class of Stock [Line Items]
Beginning Balance, Shares	17,960,881		17,960,881
Exercise of stock options, Shares	0		0		111,372
Ending Balance, Shares	17,960,881		17,960,881		17,960,881
Balance as of beginning balance	$ 69,601		$ 69,601
Exercise of stock options	0		0		$ 116
Balance as of ending balance	$ 69,601		$ 69,601		$ 69,601
Class A Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares	10,242,911		10,242,911
Exercise of stock options, Shares	0		0
Ending Balance, Shares	10,242,911		10,242,911		10,242,911
Balance as of beginning balance	$ 30,988	[1]	$ 30,988
Exercise of stock options	0		0
Balance as of ending balance	$ 30,988	[1]	$ 30,988	[1]	$ 30,988
Class B Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares	7,717,970		7,717,970
Exercise of stock options, Shares	0		0
Ending Balance, Shares	7,717,970		7,717,970		7,717,970
Balance as of beginning balance	$ 38,613	[1]	$ 38,613
Exercise of stock options	0		0
Balance as of ending balance	$ 38,613	[1]	$ 38,613	[1]	$ 38,613

[1]	unlimited shares authorized